SECURITY BENEFIT(SM)



January 29, 2010


Securities and Exchange Commission
100 F Street NE
Washington, DC 20549


Subj:    VARIABLE ANNUITY ACCOUNT XIV (SECUREDESIGNS)
         File Nos.: 333-41180 and 811-10011

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. 15 to the above-referenced registration statement under the Securities Act of 1933 and Amendment No. 32 to the registration statement under the Investment Company Act of 1940.

An effective date of May 1, 2010 is indicated pursuant to paragraph (a)(1) of Rule 485. The prospectus included in this registration statement reflects the removal of several riders previously available for purchase with the SecureDesigns Variable Annuity.

The filing is intended to be a "template" for other filings by Security Benefit Life Insurance Company ("SBL") and its affiliate First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"). Accordingly, SBL will submit a request (the "template request"), pursuant to Rule 485(b)(1)(vii) under the 1933 Act, that the Commission permit the filing under paragraph (b) of Rule 485 of one or more post-effective amendments incorporating similar changes to prospectuses for other variable annuity contracts issued through the account and certain other separate accounts (including separate accounts of FSBL).

If you have any questions concerning this filing, please contact our counsel, Elisabeth Bentzinger at (202) 383-0717, at the Sutherland, Asbill & Brennan law firm.

Sincerely,

/s/ Chris Swickard

Chris Swickard
Second Vice President and Assistant General Counsel
Security Benefit Life Insurance Company

Enclosure